MAINLAND CHINA CONTRIBUTION PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
MAINLAND CHINA CONTRIBUTION PLAN
Contribution for employee benefits	¥ 49,069	¥ 61,725	¥ 67,384